Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 73,719	¥ 502,095		¥ 368,660
Less: allowance for credit loss	(3,837)	(26,138)	$ (3,799)	(25,877)	¥ (22,589)
Accounts receivable, net	$ 69,882	¥ 475,957		¥ 342,783